LAND USE RIGHT (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Land use right, net	$ 1,086,148	$ 1,071,310
Land use right
Finite-Lived Intangible Assets [Line Items]
Land use right	1,429,142	1,339,137
Less: accumulated amortization	(342,994)	(267,827)
Land use right, net	$ 1,086,148	$ 1,071,310